Inventories - Summary of Breakdown of Inventories (Detail) - EUR (€) € in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure of Measuring inventories [Abstract]
Raw materials, ancillary materials and consumables	€ 61,822	€ 42,255
Work-in-progress and semi-finished products	63,019	50,703
Finished goods	286,010	245,517
Total inventories	€ 410,851	€ 338,475